UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                        811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
September 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.4%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--89.7%
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	11,975,000	11,975,479
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/15/13	1,155,000	1,245,621
Bordentown Sewer Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/1/20	3,880,000	4,024,026
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	5,500,000	4,524,465
Camden,
GO (Insured; FSA)	0.00	2/15/12	4,385,000 a	4,209,732
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000	4,413,831
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000	1,942,280
Carteret Board of Education,
COP (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.00	1/15/10	440,000 b	451,708
East Orange,
GO (Insured; FSA)	0.00	8/1/10	4,240,000 a	4,219,987
East Orange,

GO (Insured; FSA)	0.00	8/1/11	2,500,000 a	2,462,075
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/21	685,000 a	441,380
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/26	745,000 a	364,745
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/28	2,345,000 a	1,012,899
Essex County Improvement
Authority, LR (County
Correctional Facility Project)
(Insured; FGIC) (Prerefunded)	6.00	10/1/10	10,000,000 b	10,560,400
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured;
National Public Finance
Guarantee Corp.)	5.50	3/1/10	2,460,000	2,513,407
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County Capital
Program)	5.00	4/1/38	8,000,000	8,625,600
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,530,000	2,908,108
Higher Education Student
Assistance Authority of New
Jersey, Student Loan Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.13	6/1/17	280,000	286,672
Hudson County Improvement
Authority, County-Guaranteed
Parking Revenue (Harrison
Parking Facility Redevelopment
Project) (Insured; Assured
Guaranty)	5.25	1/1/39	5,000,000	5,458,850
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public

Finance Guarantee Corp.)	0.00	12/15/34	3,000,000 a	757,710
Jersey City,
GO (Insured; FSA)	0.00	5/15/10	4,745,000 a	4,719,045
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000	3,458,514
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	3,745,000 a	2,174,047
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000 a	2,424,510
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.25	8/15/10	335,000	344,631
New Jersey,
GO (Insured; National Public
Finance Guarantee Corp.)	6.00	7/15/10	7,400,000	7,726,710
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	2,300,000	2,283,762
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	12,500,000	12,534,500
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,240,000	1,280,114
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	2,195,000	2,276,237
New Jersey Economic Development

Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/10	2,705,000	2,708,165
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,680,000	1,771,090
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.88	6/1/18	2,750,000	2,868,745
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.50	6/1/21	1,920,000	1,976,294
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000	1,035,470
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.25	6/1/32	350,000	354,420
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	3,000,000	2,752,950
New Jersey Economic Development
Authority, Gas Facilities
Revenue (NUI Corporation
Project)	5.25	11/1/33	2,780,000	2,517,985
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000 a	2,202,122
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance

Guarantee Corp.)	0.00	7/1/21	2,620,000 a	1,626,103
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.25	11/15/26	1,700,000	1,446,343
New Jersey Economic Development
Authority, Revenue (Department
of Human Services Pooled
Financing Program)	5.75	7/1/14	1,080,000	1,178,798
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000 a	937,820
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000 a	901,310
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000 a	2,671,045
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000 a	3,672,500
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000 a	1,724,600
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000 a	3,960,905
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000 a	3,225,600
New Jersey Economic Development
Authority, Revenue
(Transportation Project)
(Insured; FSA)	5.25	5/1/11	2,210,000	2,363,838

New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC) (Prerefunded)	5.25	6/15/11	10,000,000 b	10,783,700
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	10,000,000	11,611,500
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000	11,597,600
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	3,000,000	2,859,000
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC) (Prerefunded)	6.00	6/15/10	2,425,000 b	2,521,563
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,701,072
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/27	1,000,000	1,005,990
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/27	500,000	510,975
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/33	1,880,000	1,833,902
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/37	750,000	743,438
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000	2,110,360
New Jersey Educational Facilities

Authority, Revenue (New Jersey
City University Issue)
(Insured; Assured Guaranty)	5.00	7/1/35	12,165,000	12,653,790
New Jersey Educational Facilities
Authority, Revenue (Princeton
University) (Prerefunded)	5.25	7/1/10	2,885,000 b	2,992,611
New Jersey Educational Facilities
Authority, Revenue (Princeton
University) (Prerefunded)	5.00	7/1/15	120,000 b	141,216
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000	1,666,785
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.00	9/1/22	5,500,000	5,765,870
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC) (Prerefunded)	5.75	7/1/10	15,405,000 b	16,032,754
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000	5,735,250
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000	5,216,650
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,655,000	7,782,303
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)
(Prerefunded)	5.38	7/1/14	2,500,000 b	2,932,075
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; FSA)	5.00	7/1/35	7,910,000	8,476,752
New Jersey Educational Facilities
Authority, Revenue (The

William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty)	5.00	7/1/38	3,745,000	4,001,907
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds (Prerefunded)	5.25	9/1/10	4,070,000 b	4,295,885
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue)	5.00	7/1/27	5,400,000	5,506,974
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.00	7/1/12	4,740,000	4,971,596
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/17	2,730,000	2,905,266
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue) (Prerefunded)	6.25	7/1/12	2,270,000 b	2,563,920
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center Issue)	5.00	7/1/22	3,975,000	4,188,696
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)
(Prerefunded)	5.75	7/1/13	3,000,000 b	3,443,940
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; FSA)	6.75	7/1/19	550,000	701,712
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;

Assured Guaranty)	5.25	1/1/36	2,900,000	3,081,221
New Jersey Health Care Facilities
Financing Authority, Revenue
(Kimball Medical Center Issue)
(Insured; AMBAC)	7.00	7/1/20	5,755,000	5,764,323
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty)	5.00	7/1/38	5,000,000	5,271,400
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.38	7/1/13	2,000,000	2,034,400
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	2,280,000 a	1,374,293
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	3,220,000 a	1,300,880
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	1,950,000	2,026,011
New Jersey Health Care Facilities
Financing Authority, Revenue
(Trinitas Hospital Obligated
Group) (Prerefunded)	7.38	7/1/10	4,000,000 b	4,227,680
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)
(Insured; Assured Guaranty)	5.50	7/1/38	5,000,000	5,407,250
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	12,595,000	13,240,368

New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	5.88	6/1/21	12,000,000	13,360,440
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	8,275,351
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	4/1/18	1,120,000	1,120,963
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.30	4/1/26	335,000	340,333
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000	4,480,806
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.70	5/1/20	2,320,000	2,348,536
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	4.95	5/1/41	7,000,000 c	7,034,510
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	6,000,000	6,723,840
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	2,135,000	2,139,185
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured; AMBAC)
(Prerefunded)	5.75	9/15/10	5,000,000 b	5,257,750
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000	4,319,400
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000	8,288,280
New Jersey Transportation Trust
Fund Authority (Transportation

System)	6.00	12/15/38	10,000,000	11,305,100
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000 a	474,110
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	10,000,000	10,486,200
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/34	5,150,000	5,371,450
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	7.00	6/15/12	2,255,000	2,616,837
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	7.00	6/15/12	3,745,000	4,257,166
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	6.00	12/15/11	5,000,000 b	5,571,900
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000	72,919
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000	188,704
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	9,170,000	9,908,644
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	835,000	980,524
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	165,000	204,163
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	1/1/10	685,000	694,432
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance

Guarantee Corp.)	5.75	1/1/10	2,315,000	2,345,882
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	3,520,000	4,277,891
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/19	2,000,000	2,407,980
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000	3,627,480
Port Authority of New York and New
Jersey (Consolidated Bonds,
127th Series) (Insured; AMBAC)	5.25	12/15/32	5,070,000	5,213,126
Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/15	5,000,000	5,435,600
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000 a	2,664,093
Salem County Improvement
Authority, City-Guaranteed
Revenue (Finlaw State Office
Building Project) (Insured;
FSA)	5.25	8/15/38	3,640,000	3,936,951
Salem County Pollution Control
Financing Authority, PCR
(Public Service Electric and
Gas Company Project) (Insured;
National Public Finance
Guarantee Corp.)	5.45	2/1/32	1,590,000	1,590,350
South Brunswick Township Board of
Education, School Bonds
(Guaranteed; School Bond
Reserve Act and Insured; FGIC)

(Prerefunded)	5.63	12/1/09	1,820,000 b	1,836,471
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty)	5.75	1/1/34	2,900,000	3,227,381
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty)	5.88	1/1/39	6,000,000	6,695,280
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	3,000,000	2,574,570
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,950,000	5,102,125
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/32	5,560,000	6,076,691
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	11,115,000	8,604,010
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.38	6/1/12	2,500,000 b	2,781,900
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	1,790,000 b	2,132,391
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,630,000 b	12,753,768
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	1,780,000	1,906,398

Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000	5,005,868
University of Medicine and
Dentistry of New Jersey, GO
(Insured; AMBAC)	5.50	12/1/27	15,425,000	15,512,614
West Orange Board of Education,
COP (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.00	10/1/09	500,000 b	505,080
U.S. Related--7.7%
Government of Guam,
GO	6.75	11/15/29	2,000,000	2,187,080
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,012,480
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,445,000	10,829,376
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000	5,417,200
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	4,715,000	4,899,498
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.75	8/1/37	2,990,000	3,242,147
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	9,000,000	9,919,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	0.00	8/1/54	36,600,000 a	3,602,904
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/43	18,000,000 a	2,789,460

Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	2,000,000	2,051,180
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note (Prerefunded)	6.50	10/1/10	3,000,000 b	3,216,480
Total Long-Term Municipal Investments
(cost $578,927,841)				620,703,074
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.2%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey;
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)
(cost $7,930,000)	0.41	10/7/09	7,930,000 [d]	7,930,000
Total Investments (cost $586,857,841)			98.6%	628,633,074
Cash and Receivables (Net)			1.4%	8,969,264
Net Assets			100.0%	637,602,338

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Purchased on a delayed delivery basis.
d	Variable rate demand note - rate shown is the interest rate in effect at September 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $586,857,841. Net unrealized appreciation on investments was $41,775,233 of which $43,345,843 related to appreciated investment securities and $1,570,610 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	628,633,074	-	628,633,074
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange of which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)